SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	33.30%
Leasehold Improvement | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	25.00%
Leasehold Improvement | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	33.00%
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	15.00%
Machinery and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	7.00%
Machinery and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	14.00%